UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:       06/30/06

Check here if Amendment [  ] ; Amendment Number:  ___
This Amendment (Check only one.):   [  ]  is a restatement
                                    [  ]  adds new holdings entries
Institutional Investment Manager Filing this Report:

Name:             Leonetti & Associates, Inc.
Address:          1130 Lake Cook Road, Suite 300
                  Buffalo Grove, IL 60089-1976

Form 13F File Number:      28-04870

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Michael E. Leonetti
Title:   CEO
Phone:   (847) 520-0999

Signature, Place, and Date of Signing:

Michael E. Leonetti  Buffalo Grove, IL    08/09/06

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0
                                               --------

Form 13F Information Table Entry Total:              32
                                               --------

Form 13F Information Table Value Total:        $110,128
                                               --------
(Thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                FORM 13F INFORMATION TABLE

                                                           VALUE       SHARES/   SH/  PUT/  INVSTMT  OTHER       VOTING AUTHORITY
NAME OF ISSUER                TITLE OF CLASS     CUSIP    (X$1000)     PRN AMT   PRN  CALL  DSCRETN MANAGERS  SOLE    SHARED   NONE
----------------------------  --------------   --------- -----------   --------  ---  ----  ------- -------- -------- ------   ----
---------------------------------------------------------------------------------------------------------------------------------
Bank Of America Corp            COM             060505104      385      8000     SH          Sole            8000
Barclays PLC                    ADR             06738e204      366      8000     SH          Sole            8000
Brookdale Senior Living         COM             112463104     2899     64800     SH          Sole                              64800
Campbell Soup Co                COM             134429109     1061     28600     SH          Sole            4000              24600
Dean Foods Co                   COM             242370104     5796    155837     SH          Sole            8000             147837
Diamonds Trust                  UNIT SER 1      252787106     7456     66700     SH          Sole                              66700
Eaton Corp                      COM             278058102      603      8000     SH          Sole            8000
Exelon Corp                     COM             30161n101     2824     49700     SH          Sole            4000              45700
ExxonMobil Corp                 COM             30231G102     1282     20900     SH          Sole                              20900
Financial SPDR                  SBI INT-FINL    81369Y605     4870    150600     SH          Sole            6600             144000
Freescale Semiconductor         COM CL A        35687m107     3784    130470     SH          Sole            8000             122470
General Dynamics Corp           COM             369550108     7515    114800     SH          Sole                             114800
Koninklijke Philips Electrs NV  NY REG SH NEW   500472303      249      8000     SH          Sole            8000
Landstar Systems Inc            COM             515098101     2333     49400     SH          Sole            4000              45400
MGM Mirage                      COM             552953101     1281     31400     SH          Sole            4000              27400
Marriott Intl Inc New Cl A      CL A            571903202      900     23600     SH          Sole                              23600
Microchip Technology Inc        COM             595017104      637     19000     SH          Sole            4000              15000
Midcap Spdr Tr Unit Ser 1       UNIT SER 1      595635103     9338     67100     SH          Sole            3000              64100
Norfolk Southern                COM             655844108     2874     54000     SH          Sole                              54000
Prudential Financial Inc        COM             744320102      684      8800     SH          Sole                               8800
Stericycle Inc                  COM             858912108     4166     64000     SH          Sole                              64000
Sunrise Senior Living, Inc      COM             86768K106     2320     83900     SH          Sole            8000              75900
Texas Instruments               COM             882508104     3080    101700     SH          Sole                             101700
United Technologies             COM             913017109     7594    119745     SH          Sole            5000             114745
Utility SPDR                    SBI INT-UTILS   81369y886     1556     48200     SH          Sole            5000              43200
Waste Connections Inc           COM             941053100     3780    103850     SH          Sole            3000             100850
iRobot Corp                     COM             462726100     1406     56500     SH          Sole            3000              53500
iShares Dividend Index Fund     DJ SEL DIV INX  464287168     2945     46700     SH          Sole                              46700
iShares Russell 2000 Indx Fd    RUSSELL 2000    464287655    11789    164350     SH          Sole            7000             157350
iShares S&P 600 Index           S&P SMLCAP 600  464287804      311      5000     SH          Sole            5000
iShares Tr MSCI EAFE Indx       MSCI EAFE IDX   464287465     6160     94200     SH          Sole                              94200
iShares Tr MSCI Emrg Mkts Indx  MSCI EMERG MKT  464287234     7882     83942     SH          Sole            3000              80942
REPORT SUMMARY                        32 DATA RECORDS       110128                 0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED
